ADDITIONAL INFORMATION TO CASH FLOWS	12 Months Ended
Dec. 31, 2023
Additional Information To Cash Flows
ADDITIONAL INFORMATION TO CASH FLOWS

33.	ADDITIONAL INFORMATION TO CASH FLOWS

The following table provides additional information about transactions related to the statement of cash flows:

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Income tax and social contribution paid	1,407,469	3,100,349	3,062,047
Addition to fixed assets with interest capitalization (note 11 and 28)	182,799	135,242	87,414
Remeasurement and addition – Right of use (note 11 i)	197,525	125,946	171,215
Addition to PP&E without adding cash	114,877	60,329	69,788
Capitalization in associate with no cash effect	11,037	367,000
	1,913,707	3,788,866	3,390,464